Deferred taxes and incomes tax expenses (benefits) - Total deferred tax assets and liabilities (Details) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		¥ 337
Deferred tax liabilities	[1]	79
Deferred tax assets		378	¥ 337
Deferred tax liabilities	[1]	562	79
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		836	857
Recognized through profit or loss		(95)	(20)
Recognized in OCI		(1)
Addition (business combination)		53	0
Deferred tax assets		793	836
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		578	505
Recognized through profit or loss		(145)	(6)
Recognized in OCI		22
Addition (business combination)		523	79
Deferred tax liabilities		977	578
Lease liabilities | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		425	522
Recognized through profit or loss		(133)	(97)
Recognized in OCI		0
Addition (business combination)		0	0
Deferred tax assets		292	425
Tax losses carried forward(1) | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		0	26
Recognized through profit or loss		(16)	(26)
Recognized in OCI		(1)
Addition (business combination)		53	0
Deferred tax assets		36	0
Accrued enterprise tax | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		49	36
Recognized through profit or loss		(12)	13
Recognized in OCI		0
Addition (business combination)		0	0
Deferred tax assets		37	49
Accrued bonuses | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		98	71
Recognized through profit or loss		(32)	27
Recognized in OCI		0
Addition (business combination)		0	0
Deferred tax assets		66	98
Accrued expenses | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		76	98
Recognized through profit or loss		(58)	(22)
Recognized in OCI		0
Addition (business combination)		0	0
Deferred tax assets		18	76
Accrued paid leaves | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		16	16
Recognized through profit or loss		8	0
Recognized in OCI		0
Addition (business combination)		0	0
Deferred tax assets		24	16
Leasehold improvements | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		36	19
Recognized through profit or loss		28	17
Recognized in OCI		0
Addition (business combination)		0	0
Deferred tax assets		65	36
Asset retirement obligations | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		107	37
Recognized through profit or loss		(2)	70
Recognized in OCI		0
Addition (business combination)		0	0
Deferred tax assets		104	107
Other | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		29	33
Recognized through profit or loss		122	(4)
Recognized in OCI		0
Addition (business combination)		0
Deferred tax assets		151	29
Other | Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		0
Recognized through profit or loss		1
Recognized in OCI		0
Addition (business combination)		0
Deferred tax liabilities		1	0
Lease assets | Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		395	499
Recognized through profit or loss		(106)	(104)
Recognized in OCI		0
Addition (business combination)		0	0
Deferred tax liabilities		290	395
Asset retirement obligation | Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		104	6
Recognized through profit or loss		(16)	98
Recognized in OCI		0
Addition (business combination)		0	0
Deferred tax liabilities		87	104
Identifiable intangible assets | Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		79	0
Recognized through profit or loss		(24)	0
Recognized in OCI		22
Addition (business combination)		523	79
Deferred tax liabilities		¥ 600	¥ 79

[1]	Revised based on adjustments to the original provisional amounts made in March 2025 for Next Finance Tech’s identifiable assets acquired and liabilities assumed. Next Finance Tech was acquired by the Company in March 2025.